Scope of consolidation - Schedule of Assets and liabilities Acquired Purchase Price (Details) € in Thousands	Nov. 08, 2023 EUR (€)
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Right of use assets	€ 736
Property, plant and equipment	738
Deferred tax assets	173
Inventories	105
Trade receivables	781
Other receivables	342
Cash and cash equivalents	2,657
Total assets	5,532
Non-current financial liabilities	422
Employee benefits	381
Deferred tax liabilities	258
Other non-current liabilities	250
Current financial liabilities	198
Trade payables	176
Tax payables	15
Other current liabilities	151
Total liabilities	1,851
Net assets	3,681
Portion acquired by the Group (100%)	3,681
Goodwill	€ 2,740